Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Bonuses expenses	$ 68	$ 446	$ 406
Employee benefits liability due grants	$ 140	$ 141